Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	406	218	–	–	624
Credit and debit card fees	800	464	–	–	1,264
Commercial banking and treasury fees	–	334	–	–	334
Unit trust and insurance broking	–	–	69	–	69
Factoring	–	75	–	–	75
Other fees and commissions	85	186	264	25	560
Total fee and commission income	1,291	1,277	333	25	2,926
Fee and commission expense	(673)	(322)	(84)	(16)	(1,095)
Net fee and commission income	618	955	249	9	1,831

Year ended 31 December 2022	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments[1] £m	Other £m	Total[1] £m
Fee and commission income:
Current accounts	421	225	–	–	646
Credit and debit card fees	735	460	–	–	1,195
Commercial banking and treasury fees	–	310	–	1	311
Unit trust and insurance broking	–	–	78	–	78
Factoring	–	79	–	–	79
Other fees and commissions	64	169	233	15	481
Total fee and commission income	1,220	1,243	311	16	2,790
Fee and commission expense	(665)	(315)	(72)	(18)	(1,070)
Net fee and commission income	555	928	239	(2)	1,720
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
Note 6: Net fee and commission income continued

Year ended 31 December 2021	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	425	213	–	–	638
Credit and debit card fees	533	350	–	–	883
Commercial banking and treasury fees	–	376	–	37	413
Unit trust and insurance broking	–	–	113	–	113
Factoring	–	76	–	–	76
Other fees and commissions	65	183	213	24	485
Total fee and commission income	1,023	1,198	326	61	2,608
Fee and commission expense	(571)	(271)	(313)	(30)	(1,185)
Net fee and commission income	452	927	13	31	1,423